Income Taxes (Tables)	12 Months Ended
Aug. 31, 2013
Income Taxes Tables
Deferred tax assets

Significant components of the Company’s deferred tax assets at August 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$3,404,418	$2,506,712
Capitalized research and development	836,568	756,562
Depreciation	(4,700)	(6,788)
Stock based compensation	1,130,104	659,793
Research and development credit carry forward	206,715	174,558
Total deferred tax assets	5,573,105	4,090,837
Less: valuation allowance	(5,573,105)	(4,090,837)
Net deferred tax asset	$-	$-

Income tax benefit

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2013 and 2012:

	2013	2012
Income tax benefit at statutory rate	$1,452,661	$827,367
Non-deductible meals and entertainment	(2,550)	(1,280)
Research and development credit	32,157	53,576
Other	-	(10,330)
Change in valuation allowance	(1,482,268)	(869,333)